SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 ₪ / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 ₪ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2022 USD ($)
Accounting Policies [Line Items]
Advertising expenses	$ 11,000	$ 15,000	$ 15,000
Common Stock, Par or Stated Value Per Share | ₪ / shares				₪ 0.01		₪ 0.01
Amounts of severance payment expenses	731	581	522
Employee related severance liabilities.					$ 732
Credit risk sharing liabilities					4,016		$ 5,507
Provision for credit losses	$ 6,616	$ 2,018
Allowance for credit losses			$ 2,254		$ 3,227		$ 2,749	$ 1,318
Minimum [Member]
Accounting Policies [Line Items]
Short Term Deposits Annual Interest Rate	0.50%	0.50%
Maximum [Member]
Accounting Policies [Line Items]
Short Term Deposits Annual Interest Rate	5.05%	6.15%